UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 85.1%
Accommodation: 3.7%
11,629	Hilton Worldwide Holdings, Inc	$928,692
8,649	Hyatt Hotels Corp. - Class A *	636,047
5,599	Marriott International, Inc. - Class A	759,952
		2,324,691
Amusement, Gambling & Recreation: 1.2%
25,082	Penn National Gaming, Inc. *	785,819

Chemical Manufacturing: 8.3%
9,974	Bristol-Myers Squibb Co.	611,207
11,078	Colgate-Palmolive Co.	835,835
28,082	Huntsman Corp.	934,850
49,401	MiMedx Group, Inc. *	622,946
4,470	Vertex Pharmaceuticals, Inc. *	669,874
6,764	Westlake Chemical Corp.	720,569
11,280	Zoetis, Inc.	812,611
		5,207,892
Computer & Electronic Products: 7.1%
2,909	Arista Networks, Inc. *	685,302
23,881	Jabil Circuit, Inc.	626,876
985	Mettler-Toledo International, Inc. *	610,227
15,222	Micron Technology, Inc. *	625,929
72,790	Mitel Networks Corp. *	599,062
3,307	NVIDIA Corp.	639,904
15,641	Sony Corp. - ADR	703,063
		4,490,363
Construction: 2.1%
181	NVR, Inc. *	634,988
20,783	PulteGroup, Inc.	691,035
		1,326,023
Credit Intermediation: 3.5%
6,437	JPMorgan Chase & Co.	688,373
4,345	Mastercard, Inc. - Class A	657,659
50,400	Regions Financial Corp.	870,912
		2,216,944
Electrical Equipment, Appliance & Component Manufacturing: 1.0%
19,618	Corning, Inc.	627,580

Fabricated Metal Product Manufacturing: 1.1%
7,343	EnPro Industries, Inc.	686,644

Food Services: 4.4%
3,412	Domino's Pizza, Inc.	644,732
6,308	Hershey Co.	716,021
14,163	Nutrisystem, Inc.	744,974
7,910	Yum! Brands, Inc.	645,535
		2,751,262
Health Care Services: 3.1%
12,533	Amedisys, Inc. *	660,614
9,863	LHC Group, Inc. *	604,109
23,492	Vocera Communications, Inc. *	709,928
		1,974,651
Health Care Supplies: 1.0%
5,699	Varian Medical Systems, Inc. *	633,444

Hospitals: 1.2%
7,553	Magellan Health, Inc. *	729,242

Information Services: 1.0%
3,606	Facebook, Inc. - Class A *	636,315

Insurance: 5.5%
19,850	Assured Guaranty Ltd.	672,319
21,093	Essent Group Ltd. *	915,858
2,510	Humana, Inc.	622,656
11,830	Progressive Corp.	666,266
38,482	Third Point Reinsurance Ltd. *	563,761
		3,440,860
Machinery Manufacturing: 1.2%
20,160	Canon, Inc. - ADR *	753,984

Merchant Wholesalers: 3.0%
7,558	Allegion PLC	601,315
4,313	Honeywell International, Inc.	661,441
5,882	KLA-Tencor Corp.	618,022
		1,880,778
Mining: 2.2%
38,816	Freeport-McMoRan, Inc. *	735,951
24,093	Teck Resources Ltd. - Class B	630,514
		1,366,465
Miscellaneous Manufacturing: 2.1%
11,681	Orthofix International NV *	638,951
11,577	Textron, Inc.	655,142
		1,294,093
Oil & Gas: 2.1%
5,232	Chevron Corp.	654,994
12,373	ConocoPhillips	679,154
		1,334,148
Oil & Gas Extraction: 1.1%
23,758	Cabot Oil & Gas Corp.	679,479

Pharmacy Services: 1.4%
11,387	Express Scripts Holding Co. *	849,926

Professional, Scientific & Technical Services: 3.5%
21,539	Cadence Design System, Inc. *	900,761
8,456	Cognizant Technology Solutions Corp. - Class A	600,545
5,484	F5 Networks, Inc. *	719,611
		2,220,917
Publishing: 6.2%
3,987	Adobe Systems, Inc. *	698,682
12,035	Aspen Technology, Inc. *	796,717
6,936	Intuit, Inc.	1,094,362
5,456	MSCI, Inc.	690,402
6,904	Synopsys, Inc. *	588,497
		3,868,660
Securities & Financial Services: 4.5%
5,392	Ameriprise Financial, Inc.	913,782
9,065	Intercontinental Exchange, Inc.	639,626
4,295	Moody's Corp.	633,985
8,246	Nasdaq, Inc.	633,540
		2,820,933
Specialty Trade Contractors: 1.1%
8,842	Installed Building Products, Inc. *	671,550

Telecommunications: 4.1%
12,119	China Mobile Ltd. - ADR	612,494
18,282	Comcast Corp.- Class A	732,194
38,183	KT Corp. - ADR *	596,037
9,812	T-Mobile US, Inc. *	623,160
		2,563,885
Transportation Equipment Manufacturing: 3.1%
15,954	Allison Transmission Holdings, Inc.	687,139
3,067	General Dynamics Corp.	623,981
8,622	PACCAR, Inc.	612,852
		1,923,972
Truck Transportation: 1.0%
16,887	Werner Enterprises, Inc.	652,683

Utilities: 2.1%
10,504	Ameren Corp.	619,631
12,132	American States Water Co.	702,564
		1,322,195
Water Transportation: 1.0%
5,061	Royal Caribbean Cruises Ltd.	603,676

Wood Product Manufacturing: 1.2%
29,115	Louisiana Pacific Corp. *	764,560
TOTAL COMMON STOCKS
(Cost $46,607,356)		53,403,634

INVESTMENT COMPANIES: 12.3%
91,830	iShares 1-3 Year Treasury Bond ETF	7,699,946
TOTAL INVESTMENT COMPANIES
(Cost $7,710,542)		7,699,946

REAL ESTATE INVESTMENT TRUSTS: 1.8%
16,583	Gaming & Leisure Properties, Inc.	613,571
23,065	GEO Group, Inc.	544,334
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $1,219,988)		1,157,905

SHORT-TERM INVESTMENTS: 1.0%
Money Market Funds: 1.0%
642,869	Fidelity Institutional Money Market Fund - Government Portfolio, 1.153% **	642,869
TOTAL SHORT-TERM INVESTMENTS
(Cost $642,869)		642,869

TOTAL INVESTMENTS IN SECURITIES: 100.2%
(Cost $56,180,755)		62,904,354
Liabilities in Excess of Other Assets: (0.2)%		(102,867)
TOTAL NET ASSETS: 100.0%		$62,801,487

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
*	Non-income producing security.
**	Seven-day yield as of December 31, 2017.

CAN SLIM® SELECT GROWTH FUND
Summary of Fair Value Exposure at December 31, 2017 (Unaudited)

The CAN SLIM Select Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$53,403,634	$–	$–	$53,403,634
Investment Companies	7,699,946	–	–	7,699,946
Real Estate Investment Trusts	1,157,905	–	–	1,157,905
Short-Term Investments	642,869	–	–	642,869
Total Investments in Securities	$62,904,354	$–	$–	$62,904,354

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period.

The Fund did not record any transfers into or out of Levels 1 or 2 for the period ended December 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                                         February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date                                                         February 22, 2018

By (Signature and Title)* /s/ Aaron J. Perkovich
                                              Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                                         February 23, 2018

* Print the name and title of each signing officer under his or her signature.